Fair Value Measurements (Details 1) - Significant Other Unobservable Inputs (Level 3) [Member] - $ / shares	1 Months Ended	3 Months Ended	7 Months Ended
	Nov. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Exercise price	$ 11.50		$ 11.50
Stock price	$ 9.81	$ 9.97	$ 10.54
Volatility for public warrants	22.50%	30.40%
Volatility for private warrants	27.70%		30.30%
Term	5 years 6 months	5 years 6 months	5 years 6 months
Risk-free rate	0.32%	0.96%	0.43%
Dividend yield